Short-Term Borrowed Funds	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Short-Term Borrowed Funds

Note 10 - Short-Term Borrowed Funds

The following tables set forth certain information regarding the amounts, year-end weighted average rates, average balances, weighted average rate, and maximum month-end balances for short-term borrowed funds, at and during 2013 and 2012:

	2013		2012
	Amount	Rate	Amount	Rate
	(dollars in thousands)
At year-end
Master notes and other short term borrowing	$3,998	0.25%	$6,180	0.92%
Notes payable	11	6.00%	10	6.00%
Short-term advances from FHLB	1,500	4.08%	12,500	2.30%

	$5,509	1.30%	$18,690	1.84%

	2013		2012
	Amount	Rate	Amount	Rate
	(dollars in thousands)
Average for the year
Federal funds purchased	$4	0.79%	$5	0.80%
Master notes and other short term borrowing	5,617	0.41%	7,464	0.90%
Notes payable	10	6.00%	29	4.37%
Short-term advances from FHLB	5,026	2.61%	11,503	2.46%

	$10,657	1.34%	$19,001	1.85%

	2013	2012
	(dollars in thousands)
Maximum month-end balance
Federal funds purchased	$—	$—
Master notes and other short term borrowing	6,736	7,491
Notes payable	11	59
Short-term advances from FHLB	9,500	13,500

Federal funds purchased represent unsecured overnight borrowings from other financial institutions. Master notes and other secured borrowings represent an overnight investment in commercial paper issued by the Company to customers of its subsidiary bank, where an agreement is in place.

The subsidiary bank has combined available lines of credit for federal funds and Federal Reserve discount window availability in the amount of $52.6 million at December 31, 2013.